Income Taxes (Details) - Schedule of Components of Income Tax Expense (Benefit) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Components Of Income Tax Expense Benefit Abstract
Current					$ 0	$ 0
Deferred					0	0
Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0